Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
7.
Inventories

Inventories consisted of the following (in millions):

	As of December 31,
	2023	2022
Finished goods	$1,831.2	$1,655.0
Work in progress	246.5	230.9
Raw materials	307.5	261.3
Inventories	$2,385.2	$2,147.2

Amounts charged to the consolidated statements of earnings for excess and obsolete inventory, including certain product lines we intend to discontinue, in the years ended December 31, 2023, 2022 and 2021 were $155.2 million, $137.3 million and $117.3 million, respectively.